Commitments and contingencies (Details) € in Thousands, £ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($) investment	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 GBP (£) investment	Dec. 31, 2022 EUR (€) investment	Dec. 31, 2022 CAD ($) investment
Disclosure of other provisions [line items]
Number of investments committing | investment					2						2	2	2
Capital commitments					$ 42,576,000
Royalty related to UTC, revenue obligations
Disclosure of other provisions [line items]
Expiration period (years)					15 years	15 years	15 years
Royalty payments					$ 0			$ 0
Royalty obligation, percentage					2.00%	2.00%	2.00%
Maximum royalty expense					$ 4,613,000								$ 5,351
Royalty expense					$ 0
Royalty of other revenue obligations
Disclosure of other provisions [line items]
Royalty obligation, percentage					2.00%	2.00%	2.00%
Maximum royalty expense					$ 1,896,000								$ 2,200
Royalty expense					0
HyCap Fund
Disclosure of other provisions [line items]
Contributions			$ 9,534,000	£ 7,215		£ 7,215
HyCap Fund | Initial Contribution
Disclosure of other provisions [line items]
Capital commitments | £											£ 25,000
Contributions					1,924,000	£ 1,550		7,610,000	£ 5,665
CleanH2 Fund
Disclosure of other provisions [line items]
Contributions	$ 1,144,000	€ 996					€ 996
CleanH2 Fund | Initial Contribution
Disclosure of other provisions [line items]
Capital commitments | €												€ 30,000
Contributions					$ 806,000		€ 696	$ 338,000		€ 300